UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-7603
                   ------------------------------------------

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                            -------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                       -----------------------------------

                     Date of reporting period: June 30, 2006
                      ------------------------------------

Item 1 -- Schedule of Investments.

Mellon Institutional Funds Master Portfolio
The Boston Company International Core Equity Portfolio
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--94.8%                                                                 Shares                   Value ($)
-------------------------------------------------------------------------------------------------------------------
Australia--3.4%
Caltex Australia Ltd.                                                           371,000                  6,502,784
Commonwealth Bank of Australia                                                  259,500                  8,559,168
CSL Ltd.                                                                        119,800                  4,782,431
Pacific Brands Ltd.                                                             2,913,700                4,652,611
QBE Insurance Group Ltd.                                                        843,500                  12,842,583
Rinker Group Ltd.                                                               1,327,800          a     16,163,114
Telstra Corp. Ltd.                                                              1,698,100                4,641,138
                                                                                                         58,143,829
Austria--1.2%
Boehler-Uddeholm                                                                174,300                  9,528,754
OMV AG                                                                          193,900                  11,542,506
                                                                                                         21,071,260
Belgium--2.2%
Delhaize Group                                                                  70,200                   4,865,629
InBev NV                                                                        301,600                  14,791,061
KBC Groupe                                                                      174,500                  18,722,335
                                                                                                         38,379,025
Denmark--0.3%
Danske Bank A/S                                                                 127,000                  4,835,855
Finland--2.8%
Fortum Oyj                                                                      376,600                  9,631,922
Kesko Oyj                                                                       185,700                  7,119,445
Metso Corp.                                                                     169,900                  6,163,897
Nokia Oyj                                                                       855,300                  17,456,372
Rautaruukki Oyj                                                                 247,000                  7,460,698
                                                                                                         47,832,334
France--10.3%
BNP Paribas                                                                     267,700                  25,623,757
Bouygues SA                                                                     224,300                  11,530,761
Cap Gemini SA                                                                   166,700                  9,514,043
France Telecom SA                                                               238,300                  5,122,646
Sanofi-Synthelabo SA                                                            228,400                  22,285,545
Silicon-On-Insulator Technologies (SOITEC)                                      165,100            a     4,883,434
Societe Generale                                                                227,700                  33,486,017
Suez SA                                                                         157,200                  6,533,389
Total SA                                                                        304,320            b     20,022,509
Vallourec                                                                       5,240              b     6,298,857
Vinci SA                                                                        89,900                   9,260,360
Vivendi SA                                                                      590,600                  20,694,104
                                                                                                         175,255,422
Germany--6.1%
Bayerische Motoren Werke AG                                                     91,800                   4,585,403
Continental AG                                                                  257,400                  26,306,717
Deutsche Bank AG                                                                108,700                  12,232,489
Deutsche Telekom AG                                                             328,800                  5,289,506
E On AG                                                                         158,000                  18,188,577
Heidelberger Druckmaschinen                                                     77,800                   3,536,892
Man AG                                                                          98,800                   7,153,679
Merck KGaA                                                                      73,900                   6,719,186
SAP AG                                                                          28,150                   5,939,706
Thyssenkrupp AG                                                                 399,200                  13,666,004
                                                                                                         103,618,159
Greece--0.6%
Coca-Cola Hellenic Bottling Co. S.A.                                            334,200                  9,957,837
Hong Kong--1.4%
Bank of East Asia Ltd.                                                          1,462,000                6,014,795
China Mobile Ltd.                                                               2,378,800                13,600,144
The Wharf(Holdings) Ltd.                                                        1,100,000                3,909,348
                                                                                                         23,524,287
Ireland--0.8%
C & C Group PLC                                                                 571,500                  4,962,364
CRH PLC                                                                         292,900                  9,521,328
                                                                                                         14,483,692
Italy--3.1%
AEM Spa                                                                         2,097,500                4,871,026

Banca Intesa Spa                                                                2,639,633                15,460,077
Capitalia Spa                                                                   1,975,400                16,205,198
Eni Spa                                                                         569,000                  16,757,485
                                                                                                         53,293,786
Japan--21.7%
Canon, Inc.                                                                     469,950                  23,043,611
Daiichi Sankyo Co., Ltd.                                                        225,400                  6,205,839
Dainippon Sumitomo Pharma Co., Ltd.                                             397,300                  4,462,289
Daiwa Securities Group                                                          1,024,400                12,212,932
Diamond Lease Co., Ltd.                                                         108,000                  5,371,209
East Japan Railway Co.                                                          679                      5,044,577
Fujitsu Ltd.                                                                    1,251,300                9,701,102
Honda Motor Co., Ltd.                                                           789,800                  25,058,771
Kirin Beverage Corp.                                                            20,800             a     599,948
Kirin Brewery Co., Ltd.                                                         321,000                  5,047,452
Komatsu Ltd.                                                                    1,350,000                26,844,244
Kubota Corp.                                                                    1,922,000                18,227,165
Makita Corp.                                                                    170,200                  5,385,229
Matsushita Electric Industrial Co., Ltd.                                        645,400                  13,623,293
Mitsubishi Corp.                                                                418,000                  8,348,309
Mitsubishi Electric Corp.                                                       1,380,000                11,060,746
Mitsubishi Gas Chemical Co., Inc.                                               1,019,000                11,685,412
Mizuho Financial Group, Inc.                                                    1,771                    14,999,554
Nikon Corp.                                                                     294,000                  5,134,271
Nisshin Seifun Group Inc.                                                       537,300                  5,987,741
Nomura Holdings Inc.                                                            743,000                  13,930,032
NTT Corp.                                                                       3,067                    15,038,782
Orix Corp.                                                                      34,810                   8,503,973
Sankyo Co., Ltd.                                                                141,000                  8,959,619
Sumco Corp.                                                                     131,900                  7,516,721
Sumitomo Electric Industries                                                    670,800                  9,826,596
Sumitomo Metal Industries, Ltd.                                                 3,371,000                13,907,106
Sumitomo Mitsui Financial                                                       462                      4,886,111
Sumitomo Trust & Banking Co., Ltd.                                              1,205,000                13,165,370
Takeda Chemical Industries                                                      164,200                  10,218,547
TDK Corp.                                                                       61,600                   4,684,206
Tokyo Electric Power Co.                                                        187,000                  5,164,933
Tokyo Electron Ltd.                                                             144,100                  10,076,042
Toshiba Corp.                                                                   909,000                  5,934,997
Toyo Suisan Kaisha Ltd.                                                         380,900                  5,966,024
Toyota Motor Corp.                                                              274,900                  14,392,544
                                                                                                         370,215,297
Netherlands--3.6%
ASM Lithography Holding NV                                                      281,800            a     5,708,195
Buhrmann NV                                                                     338,100                  4,902,988
DSM NV                                                                          274,800                  11,442,048
Fugro NV                                                                        126,400                  5,450,512
Ing Groep NV CVA                                                                857,300                  33,689,767
                                                                                                         61,193,510
New Zealand--0.3%
Fletcher Building Ltd.                                                          878,300                  4,885,355
Norway--1.9%
DNB NOR ASA                                                                     858,100                  10,652,304
Norsk Hydro ASA                                                                 357,800                  9,487,056
Orkla ASA                                                                       256,200                  11,877,694
                                                                                                         32,017,054
Spain--3.2%
ACS Actividades                                                                 342,800                  14,295,332
Banco Santander Central Hispano SA                                              331,400                  4,839,731
Corp Mapfre SA                                                                  229,100                  4,227,602
Repsol YPF SA                                                                   284,900                  8,157,351
Telefonica SA                                                                   1,063,700                17,710,579
Union Fenosa SA                                                                 142,500                  5,514,250
                                                                                                         54,744,845
Sweden--2.8%
Atlas Copco AB                                                                  305,700                  8,499,930
Nordea Bank AB                                                                  658,000                  7,867,093
Skandinaviska Enskilda                                                          701,500                  16,725,601
Svenska Cellulosa AB-B                                                          183,300                  7,581,225
Volvo                                                                           136,100                  6,698,095
                                                                                                         47,371,944
Switzerland--6.4%
Baloise Holdings                                                                64,130                   4,926,422

Compagnie Financiere Richemont AG                                               242,200                  11,090,106
Credit Suisse Group                                                             504,700                  28,226,885
Nestle SA                                                                       13,910                   4,367,490
Roche Holding AG                                                                122,900                  20,309,150
Sulzer AG                                                                       15,940                   11,938,708
UBS AG                                                                          76,750             a     8,409,240
Zurich Financial Services AG                                                    94,390                   20,683,990
                                                                                                         109,951,991
United Kingdom--22.7%
Alliance Unichem PLC                                                            459,900                  8,686,869
AstraZeneca PLC                                                                 101,900                  6,147,143
Aviva PLC                                                                       1,249,700                17,680,719
Barclays PLC                                                                    1,290,090                14,651,796
Barratt Developments PLC                                                        694,400                  12,166,538
BG Group PLC                                                                    396,200                  5,290,556
BHP Billition                                                                   743,900                  14,422,449
BP PLC                                                                          2,495,700                29,082,145
British Airways PLC                                                             2,044,700          a     12,952,572
British American Tobacco PLC                                                    671,300                  16,898,289
BT Group PLC                                                                    2,094,000                9,259,288
Enterprise Inns PLC                                                             677,000                  11,861,674
GlaxoSmithKline PLC                                                             970,700                  27,108,061
Greene King PLC                                                                 584,700                  8,888,285
HBOS PLC                                                                        1,430,200                24,846,979
International Power PLC                                                         3,756,100                19,750,058
Marks & Spencer Group PLC                                                       1,353,500                14,684,032
National Grid PLC                                                               1,228,900                13,286,830
Old Mutual PLC                                                                  5,871,900                17,716,617
Royal Bank of Scotland Group PLC                                                465,585                  15,299,587
Royal Dutch Shell PLC                                                           202,200                  6,801,450
Royal Dutch Shell PLC                                                           492,500                  17,212,610
Schroders PLC                                                                   261,700                  4,885,107
United Business Media PLC                                                       679,200                  8,128,051
Vodafone Group PLC                                                              8,059,400                17,166,929
Wolseley PLC                                                                    244,100                  5,382,167
WPP Group PLC                                                                   824,400                  9,972,329
Xstrata PLC                                                                     526,400                  19,944,301
                                                                                                         390,173,431
Total Equities
(cost $1,512,740,628)                                                                                    1,620,948,913

Preferred Stocks--1.3%                                                           Shares                    Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Germany
Fresenius AG                                                                     70,470                  11,737,744
Henkel KGaA                                                                      85,600                  9,781,817
Total Preferred Stocks
(cost $20,050,541)                                                                                       21,519,561

                                                                                 Principal
Short-Term Investments--2.2%                             Rate    Maturity        Amount ($)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government--0.2%
U.S. Treasury Bill (Cost $2,930,723)                     4.75%   9/14/2006       2,960,000        e,f    2,931,554

Investment of Cash Collaterals--0.0%                                             Shares
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Cash Strategies L.L.C (Cost $48,788)           5.14                    48,788           c      48,788
Total Unaffiliated Investments (Cost $1,535,770,680)                                                     1,645,448,816

Affiliated Investments--2.0%
Dreyfus Institutional Preferred Plus Money Market Fund   5.32                    33,831,035       c,d    33,831,035
(Cost $33,831,035)


Total Investments (cost $1,569,601,715)                                          98.3%                   1,679,279,851
Cash and Receivables (Net)                                                       1.7%                    29,735,644
Net Assets                                                                       100.0%                  1,709,015,495

Notes to Schedule of Investments:
a  Non-Income producing security.
b  Security, or a portion of thereof, was on loan at 6/30/06.
c  Stated rate is the seven day yield for the fund at June 30, 2006.
d  Affilated institutional money market fund.
e Denotes all or part of security segregated as collateral for futures transactions
f  Rate noted is yield to maturity.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost                                  1,569,601,715
                                                ==============
Gross Unrealized appreciation                     124,817,268
Gross Unrealized depreciation                     (15,139,132)
                                                --------------
Net unrealized appreciation/(depreciation)        109,678,136
                                                ==============

At June 30, 2006 the Portfolio held the following futures contracts:

                                                                                     Underlying
                                                                                   Face Amount at     Unrealized
Contract                                   Position             Expiration Date         Value            Gain
---------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (570 Contracts)                Long                   9/6/2006            $ 15,770,827         460,672
Topix Futures (85 Contracts)                 Long                   9/6/2006              11,809,064         595,642
                                                                                                     ----------------
                                                                                                           1,056,314
                                                                                                     ================

At June 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                                                              Value at June,    USD Amount to
Contracts to Receive           Local Principal Amount    Contract Value Date     30, 2006         to Deliver     Unrealized Gain
-----------------------------------------------------------------------------------------------------------------------------------
Swedish Krona                                 30,000,000             7/3/2006        $4,170,721       4,072,877           $ 97,844
                                                                              =====================================================

Mellon Institutional Funds Master Portfolio
The Boston Company International Small Cap Portfolio
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--98.0%                                         Shares                                                 Value ($)
------------------------------------------------------------------------------------------------------------------------
Australia--3.6%
Cochlear Ltd.                                           115,310                                               4,678,553
Downer EDI Ltd                                          754,200                                               4,167,474
Oil Search Ltd.                                         1,067,800                                             3,251,526
Oxiana Ltd.                                             5,291,200                                            12,418,087
Pacific Brands Ltd.                                     1,509,200                                             2,409,898
Ramsay Health Care Ltd.                                 445,300                                               3,178,261
Record Investments Ltd.                                 965,300                                               8,854,065
                                                                                                             38,957,864
Austria--0.8%
Boehler-Uddeholm                                        157,640                                               8,617,974

Belgium--1.7%
Delhaize Group                                          78,200                                                5,420,117
Mobistar SA                                             41,700                a                               3,308,876
NV Union Miniere SA                                     44,360                                                5,922,358
Option NV                                               151,500               a                               3,632,591
                                                                                                             18,283,942
Canada--5.8%
Astral Media, Inc.                                      154,000                                               4,816,211
Canaccord Captial, Inc.                                 205,800                                               3,269,771
Ensign Resource Service Group, Inc.                     358,200                                               7,367,621
Gildan Activewear, Inc.                                 132,100               a                               6,252,631
Inmet Mining Corp.                                      376,000                                              14,058,280
IPSCO, Inc.                                             104,100                                               9,975,044
Kingsway Financial Srvs                                 213,200                                               3,855,684
Northbridge Financial                                   112,200                                               3,314,794
Trican Well Service Ltd.                                530,000                                              10,597,149
                                                                                                             63,507,185
Denmark--0.5%
Jyske Bank A/S                                          89,100                a                               5,165,483

Finland--1.3%
Rautaruukki Oyj                                         274,700                                               8,297,384
YIT Oyj                                                 236,000                                               5,785,445
                                                                                                             14,082,829
France--9.8%
Alten                                                   156,820               a                               5,715,430
April Group                                             74,160                                                3,980,259
Bacou Dalloz                                            32,800                                                3,905,046
bioMerieux                                              65,600                                                3,875,685
Ciments Francais                                        30,350                                                5,041,624
CNP Assurances                                          45,840                                                4,358,411
Compagnie Generale de Geophysique SA                    24,900                a                               4,295,502
Eiffage SA                                              68,024                                                5,758,678
Euler Hermes SA                                         74,860                                                8,261,583
Iliad SA                                                93,300                                                7,803,007
Imerys SA                                               44,160                                                3,529,488
Legardere SCA                                           48,840                                                3,603,745
Natexis Banques Populaires                              33,000                                                7,591,852
Nexans SA                                               72,230                                                5,149,501
Pierre & Vacances                                       34,900                                                3,824,801
Pinguely-Haulotte                                       139,800                                               4,013,527
Publicis Groupe                                         78,600                                                3,035,513
Silicon-On-Insulator Technologies (SOITEC)              145,100               a                               4,291,861
SR Teleperformance                                      138,900                                               5,556,120
Vallourec                                               8,250                                                 9,917,094
Vinci SA                                                37,040                                                3,815,392
                                                                                                            107,324,119
Germany--5.7%
Continental AG                                          79,140                                                8,088,242
Deutsche Boerse AG                                      57,770                                                7,867,823
Deutsche Postbank AG                                    76,790                                                5,524,679
Hugo Boss AG  PFD                                       93,300                                                3,934,911
Hypo Real Estate Holding                                54,390                                                3,303,116
Lanxess                                                 100,100               a                               3,950,323

Leoni AG                                                116,090                                               4,366,088
Man AG                                                  77,800                                                5,633,160
ProSiebenSat.1 Media AG --preferred                     136,600                                               3,411,580
Software AG                                             81,260                                                4,227,274
Stada Arzneimittel AG                                   100,160                                               3,993,678
Vivacon AG                                              191,500               a                               4,300,272
Wincor Nixdorf AG                                       28,620                                                3,658,096
                                                                                                             62,259,242
Hong Kong--2.1%
China Overseas Land & Investment Ltd.                   12,260,000            a                               7,459,245
Hengan International Group Co., Ltd.                    5,327,400                                             8,677,776
Solomon Systech (Intl)                                  12,716,900                                            3,209,519
Wing Hang Bank Ltd.                                     401,400                                               3,514,705
                                                                                                             22,861,245
Ireland--1.5%
C & C Group PLC                                         902,400                                               7,835,586
Grafton Group PLC                                       317,870               a                               4,003,948
IAWS Group PLC                                          264,400                                               4,665,983
                                                                                                             16,505,517
Italy--4.6%
Amplifon Spa                                            462,000                                               3,931,811
Azimut Holding Spa                                      291,400                                               3,037,035
Banca Popolare di Milano Scarl (BPM)                    386,500                                               4,925,263
Banco Popolare di Verona e Novara                       308,860                                               8,274,625
Credito Emiliano Spa                                    417,000                                               5,148,621
Davide Campari-Milano Spa                               510,450                                               5,290,648
Fondiaria-Sai Spa                                       127,040                                               5,192,182
Milano Assicurazioni Spa                                746,850                                               5,448,685
Recordati Spa                                           640,140                                               4,674,269
Terna Spa                                               1,791,200                                             4,775,873
                                                                                                             50,699,012
Japan--19.1%
Asahi Pretec Corp.                                      142,900                                               4,558,911
Chiyoda Integre Co., Ltd.                               110,800                                               2,915,025
CKD Corp.                                               262,100                                               4,068,609
Comsys Holdings Corp.                                   285,000                                               3,517,350
Creed Corp                                              690                                                   2,725,985
Dainippon Screen Manufacturing Co., Ltd.                505,900                                               4,634,063
Dainippon Sumitomo Pharma Co., Ltd.                     313,000                                               3,515,471
Don Quijote Co., Ltd.                                   155,700                                               3,524,718
EXEDY Corp.                                             224,300                                               7,057,775
Hitachi Construction Machinery Co., Ltd.                207,900                                               5,006,245
Hitachi High-Technologies Corp.                         195,600                                               5,949,550
Izumi Co. Ltdronics, Inc.                               159,200                                               5,802,500
Japan Aviation Electronics Industry Ltd.                303,000                                               4,247,985
Joint Corp.                                             196,400                                               6,403,042
Katokichi Co., Ltd.                                     450,300                                               4,526,221
Keihin Corp.                                            176,100                                               3,778,739
Kenedix, Inc.                                           1,437                                                 6,242,365
Kyowa Exeo Corp.                                        508,000                                               6,562,573
Leopalace21 Corp.                                       165,000                                               5,696,617
Makita Corp.                                            129,300                                               4,091,128
Mitsubishi Gas Chemical Co., Inc.                       1,173,400                                            13,455,999
Mitsubishi Rayon Co., Ltd.                              506,000                                               4,121,947
Mori Seiki Co., Ltd                                     177,200                                               3,833,319
Nachi-Fujikoshi Corp.                                   801,000                                               4,515,733
Nippon Shokubai Ltd.                                    508,000                                               6,211,800
Nippon System Development Co., Ltd.                     192,100                                               6,665,825
Nissin Kogyo Co., Ltd.                                  101,800                                               1,877,441
NTN Corp.                                               443,000                                               3,504,195
OSG Corp.                                               191,800                                               3,230,475
Rengo Co., Ltd.                                         634,400                                               4,796,399
Ricoh Leasing Co., Ltd.                                 113,500                                               3,283,673
Ryohin Keikaku                                          79,700                                                6,534,271
Sumisho Lease Co., Ltd.                                 146,800                                               8,147,714
Suruga Bank Ltd.                                        237,000                                               3,194,249
Tamron Co., Ltd.                                        240,200                                               4,018,380
Toho Pharmaceutical Co., LTD.                           170,700                                               3,021,305
Toshiba Machine Co., Ltd.                               588,000                                               6,650,398
Tsumura & Co.                                           188,000                                               5,356,874
Ulvac, Inc.                                             122,200                                               4,176,226
Urban Corp.                                             263,100                                               3,178,081
XEBIO Co., Ltd.                                         147,050                                               5,025,483

Yaskawa Electric Corp.                                306,000                                               3,557,207
Zeon Corp.                                            357,000                                               4,249,926
                                                                                                          207,431,792
Netherlands--4.5%
Aalberts Industries NV                                90,320                                                6,635,545
Buhrmann NV                                           290,950                                               4,219,238
DSM NV                                                123,500                                               5,142,259
Fugro NV                                              173,400                                               7,477,205
Koninklijke BAM Groep NV                              401,550                                               7,979,823
SBM Offshore NV                                       226,160                                               6,027,207
Univar NV                                             125,300                                               5,936,656
USG People NV                                         77,500                                                5,926,599
                                                                                                           49,344,532
Norway--2.1%
Aker Yards AS                                         63,000                                                4,434,267
Cermaq ASA                                            310,200                                               4,187,244
Tandberg Television ASA                               450,000               a                               7,466,374
TGS Nopec Geophysical Co. ASA                         400,800               a                               7,084,800
                                                                                                           23,172,685
Portugal--0.5%
Banco BPI SA                                          710,050                                               5,393,591

Singapore--1.0%
Jurong Technologies Industrial                        1,440,930                                               910,598
MobileOne Ltd.                                        2,401,600                                             3,141,628
Singapore Petroleum Co., Ltd.                         952,000                                               3,038,170
STATS ChipPAC Ltd.                                    6,171,000             a                               3,880,274
                                                                                                           10,970,670
South Korea--3.3%
Dongbu Insurance Co., Ltd.                            310,600                                               7,795,297
Hanmi Pharm Co., Ltd.                                 27,600                                                2,764,948
Hyundai Department Store Co., Ltd.                    48,200                                                3,725,678
Hyundai Development Co.                               101,300                                               4,379,732
Hyundai Mipo Dockyard                                 57,100                                                5,720,236
Intops Co., Ltd.                                      45,318                                                1,075,245
LG Telecom Ltd.                                       233,800               a                               3,057,176
Pusan Bank                                            338,600                                               4,320,426
Simm Tech Co., Ltd.                                   295,000                                               3,141,938
                                                                                                           35,980,676
Spain--3.9%
ACS Actividades                                       187,270                                               7,809,471
Banco Sabadell SA                                     187,260                                               6,549,452
Enagas                                                213,790                                               4,560,223
Fadesa Immobiliaria SA                                153,060                                               5,249,562
Immobiliaria Urbis SA                                 398,410                                              10,368,055
Sol Melia SA                                          226,300                                               3,649,239
Union Fenosa, SA                                      112,800                                               4,364,964
                                                                                                           42,550,966
Sweden--1.6%
Getinge AB                                            189,000                                               3,218,754
Nobia AB                                              225,500                                               7,335,882
Wihlborgs Fastigheter AB                              244,000                                               4,206,312
WM-data AB                                            1,048,300                                             3,235,404
                                                                                                           17,996,352
Switzerland--5.3%
Actelion Ltd.                                         43,200                a                               4,351,791
Banque Cantonale Vaudoise (BCV)                       13,000                                                4,443,173
Barry Callebaut AG                                    18,100                a                               7,636,631
Charles Voegele Holding AG                            2,526                 a                                 182,789
Geberit AG                                            4,080                                                 4,717,187
Georg Fischer AG                                      10,200                a                               4,378,577
Kuoni Reisen Holding AG                               10,900                a                               6,113,982
Phonak Holding AG                                     81,300                                                5,082,081
Rieter Holding AG                                     13,960                                                5,364,841
Sika AG                                               6,700                 a                               7,450,531
Sulzer AG                                             6,700                                                 5,018,152
Valora Holding AG                                     14,658                                                3,176,100
                                                                                                           57,915,835
Ukraine--0.6%
Michael Page International PLC                        943,200                                               6,109,994

United Kingdom--18.7%
Admiral Group PLC                                     349,600                                               4,012,472

Alliance Unichem PLC                                 257,100                                               4,856,260
Amlin PLC                                            666,900                                               2,908,852
Barratt Developments PLC                             216,320                                               3,790,129
Bodycote International                               706,100                                               3,304,948
British Airways PLC                                  956,600               a                               6,059,779
Burren Energy PLC                                    294,000                                               4,738,193
Cattles PLC                                          744,300                                               4,529,213
Charter PLC                                          461,210               a                               6,874,673
Chemring Group PLC                                   236,100                                               5,103,230
Close Brothers Group PLC                             380,660                                               6,409,211
Cookson Group PLC                                    565,800                                               5,492,600
Croda International PLC                              677,400                                               5,430,423
CSR PLC                                              366,500               a                               8,534,803
Enterprise Inns PLC                                  333,300                                               5,839,728
First Choice Holidays PLC                            1,359,314                                             5,746,850
Greene King Plc                                      413,023                                               6,278,546
Inchcape PLC                                         749,300                                               6,543,446
Informa PLC                                          599,100                                               4,775,044
International Power PLC                              1,419,900                                             7,466,017
Kier Group PLC                                       171,310                                               4,771,390
Laird Group PLC                                      697,180                                               5,025,260
Morgan Sindall PLC                                   267,100                                               5,637,531
Northgate Information Solutions PLC                  1,758,830                                             2,519,269
Persimmon PLC                                        185,410                                               4,228,607
Regus Group PLC                                      1,836,800             a                               3,717,277
Restaurant Group PLC                                 1,251,614                                             4,690,080
Schroders PLC                                        165,950                                               3,097,759
SIG PLC                                              396,130                                               6,442,722
Speedy Hire PLC                                      361,130                                               5,840,104
Sportingbet PLC                                      644,750                                               4,689,052
Taylor Nelson Sofres PLC                             1,012,600                                             4,360,565
The Carphone Warehouse PLC                           729,530                                               4,280,908
Tullow Oil PLC                                       733,170                                               5,176,271
United Business Media PLC                            368,100                                               4,405,088
Vedanta Resources PLC                                275,800                                               6,947,668
Victrex PLC                                          278,190                                               3,958,961
Viridian Group PLC                                   163,265                                               2,886,204
WH Smith PLC                                         459,690                                               4,137,547
Wolfson Microelectronics PLC                         481,600               a                               3,983,167
Wolverhampton & Dudley Brew PLC                      208,400                                               4,957,072
                                                                                                         204,446,919
Total Equities (cost $848,107,314)                                                                     1,069,578,424

Preferred Stocks--1.2%                                Shares                                                Value ($)
-----------------------------------------------------------------------------------------------------------------------
Germany
Fresenius AG                                         38,700                                                6,446,015
Henkel KGaA                                          57,900                                                6,616,440
Total Preferred Stocks (cost $10,362,752)                                                                 13,062,455

                                                     Principal
Short-Term Investments--0.4%                         Amount ($)                                             Value ($)
-----------------------------------------------------------------------------------------------------------------------
Affiliated Investments--0.4%
Dreyfus Institutional Preferred Plus Money
Market Fund 5.17%, 7/3/06                           3,484,165             b,c                             3,484,165
U.S. Government--0.0%
U.S. Treasury Bill
      4.65%, 9/14/06                                435,000               d,e                               430,820
Total Short-Term Investments (cost $3,914,867)                                                            3,914,985

Others--0.0%                                          Shares                                               Value ($)
-----------------------------------------------------------------------------------------------------------------------
Hong Kong
China Overseas Land Warrants (cost $0)              1,532,500             f                                       0

Total Investments (cost $862,384,933)               99.6%                                             1,086,555,864
Cash and Receivables (Net)                                          0.40%                                 4,766,797
Net Assets                                          100.0%                                            1,091,322,661

Notes to Schedule of Investment:
ADR - American Depository Receipts
GDR - Global Depository Receipts
a Non-income producing security
b Stated rate is the seven day yield for the fund at June 30, 2006.
c Affiliated institutional money market fund.
d Denotes all or part of security segregated as collateral for futures transactions.

e Rate noted is yield to maturity.
f Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

      Aggregate cost                                                                                862,385,051
                                                                                          ======================
      Gross Unrealized appreciation                                                                 243,347,307
      Gross Unrealized depreciation                                                                 (19,176,376)
                                                                                          ----------------------
      Net unrealized appreciation/(depreciation)                                                    224,170,931
                                                                                          ======================

At June 30, 2006 the Portfolio held the following futures contracts:

                                                                           Underlying Face
      Contract                         Position         Expiration Date    Amount at Value         Unrealized Gain
      ---------------------------------------------------------------------------------------------------------------
      MSCI Pan-Euro (150 Contracts)      Long              9/6/2006                  $ 4,150,218             229,845
      Topix Futures (10 Contracts)       Long              9/6/2006                    1,389,302              36,393
                                                                                                 --------------------
                                                                                                             266,238
                                                                                                 ====================

At June 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                Local Principal    Contract Value       Value at June 30,     USD Amount to
      Contracts to Receive          Amount              Date                  2006                Deliver           Unrealized Gain
      ------------------------------------------------------------------------------------------------------------------------------
      Swiss Franc                          25,728              7/3/2006               $21,037             $20,609               428
                                                                        ============================================================

                                Local Principal    Contract Value       Value at June 30,     USD Amount to
      Contracts to Deliver          Amount              Date                  2006                Receive           Unrealized Loss
      ------------------------------------------------------------------------------------------------------------------------------
      Australian Dollar                   200,000              7/3/2006             $ 148,540           $ 146,260            (2,280)
      Euro                                270,776              7/3/2006               346,268             339,580            (6,688)
      Japanese Yen                    188,986,401              7/3/2006             1,651,835           1,626,949           (24,886)
      Singapore Dollar                    101,934              7/3/2006                64,417              63,848              (569)
                                                                        ------------------------------------------------------------
                                                                                    2,211,060           2,176,637           (34,423)
                                                                        ============================================================

Mellon Institutional Funds Master Portfolio
The Boston Company Large Cap Core Portfolio
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--90.8%                                              Shares                               Value ($)
-----------------------------------------------------------------------------------------------------------
Consumer Discretionary--9.2%
Circuit City Stores, Inc.                                    8,270                                225,109
Coach, Inc.                                                  6,040                          a     180,596
Fortune Brands, Inc.                                         3,680                                261,317
Hilton Hotels Corp.                                          16,520                               467,186
J.C. Penny Company, Inc.                                     6,190                                417,887
McDonalds Corp.                                              17,280                               580,608
Omnicom Group                                                2,550                                227,180
Target Corp.                                                 13,520                               660,722
The Home Depot, Inc.                                         13,460                               481,733
Time Warner, Inc.                                            32,890                               568,997
Walt Disney Co.                                              13,810                               414,300
                                                                                                  4,485,635
Consumer Staples--9.2%
Altria Group, Inc.                                           19,700                               1,446,571
Cadbury Schweppes PLC - ADR                                  17,450                               677,409
CVS Corp.                                                    15,850                               486,595
Dean Foods Corp.                                             5,470                          a     203,429
Energizer Holdings, Inc.                                     3,700                          a     216,709
Pepsico, Inc.                                                11,110                               667,044
Procter & Gamble Co.                                         8,263                                459,423
The Kroger Co.                                               17,090                               373,587
                                                                                                  4,530,767
Energy--9.5%
Chesapeake Energy Corp.                                      10,560                               319,440
Chevron Corp.                                                5,482                                340,213
ConocoPhillips                                               11,150                               730,660
Exxon Mobil Corp.                                            27,084                               1,661,603
GlobalSantaFe Corp.                                          4,670                                269,693
Hess Corp.                                                   5,910                                312,344
Marathon Oil Corp.                                           3,020                                251,566
Nabors Industries Ltd.                                       6,980                          a     235,854
Weatherford International Ltd.                               10,470                         a     519,521
                                                                                                  4,640,894
Financial--19.5%
Allstate Corp.                                               8,620                                471,773
Ambac Financial Group, Inc.                                  5,600                                454,160
American International Group                                 6,479                                382,585
AmeriCredit Corp.                                            15,040                         a     419,917
Bank of America Corp.                                        26,280                               1,264,068
Captial One Financial Corp.                                  6,500                                555,425
Chubb Corp.                                                  8,790                                438,621
Citigroup, Inc.                                              16,606                               801,073
Countrywide Financial Corp.                                  9,640                                367,091
E*TRADE Financial Corp.                                      23,460                         a     535,357
Hartford Financial Services Group, Inc.                      5,150                                435,690
JPMorgan Chase & Co.                                         27,630                               1,160,460
Metlife Inc                                                  11,480                               587,891
Morgan Stanley                                               10,850                               685,829
PNC Financial Services Group, Inc.                           6,700                                470,139
SunTrust Banks Inc.                                          7,150                                545,259
                                                                                                  9,575,338
Health Care--12.1%
Amerisourcebergen Corp.                                      9,580                                401,594
Amgen, Inc.                                                  8,100                          a     528,363
Barr Pharmaceuticals, Inc.                                   5,240                          a     249,896
Becton Dickinson & Co.                                       3,650                                223,125
Cerner Corp.                                                 4,940                          a     183,323
Fisher Scientific International                              6,690                                488,705
Johnson & Johnson                                            7,530                                451,198
Medtronic, Inc.                                              7,470                                350,492
Mettler-Toledo International, Inc. ADR                       3,760                          a     227,743
Novartis AG ADR                                              8,460                                456,163
Pfizer, Inc.                                                 18,510                               434,430
Sanofi-Aventis ADR                                           7,300                                355,510
Thermo Electron Corp.                                        6,380                          a     231,211

UnitedHealth Group, Inc.                                     6,190                                277,188
Wellpoint, Inc.                                              7,240                          a     526,855
Wyeth                                                        12,100                               537,361
                                                                                                  5,923,157
Industrials--11.6%
American Standard Cos, Inc.                                  5,270                                228,033
Cendant Corp.                                                26,620                               433,640
Eaton Corp.                                                  4,880                                367,952
Emerson Electric Co.                                         7,050                                590,861
Empresa Brasileira de Aeronautica S.A ADR                    7,090                          a     258,572
General Electric Corp.                                       39,530                               1,302,909
Lockheed Martin Corp.                                        5,280                                378,787
Mueller Water Products, Inc., Class A Shares                 13,480                         a     234,687
Norfolk Southern Corp.                                       8,600                                457,692
Textron, Inc.                                                4,030                                371,485
Tyco International Ltd.                                      14,060                               386,650
United Technologies Corp.                                    4,380                                277,780
US Airways Group, Inc.                                       7,860                          a     397,244
                                                                                                  5,686,292
Information Technology--12.8%
Accenture Ltd., Class A                                      14,770                               418,286
Amphenol Corp.                                               4,030                                225,519
Autodesk, Inc.                                               6,780                          a     233,639
CheckFree Corp.                                              5,820                          a     288,439
Cisco Systems, Inc.                                          63,610                         a     1,242,303
Citrix Systems, Inc.                                         7,490                          a     300,649
Cognizant Technology Solutions Corp.                         3,510                          a     236,469
Hewlett-Packard Co                                           24,730                               783,446
International Business Machines Corp.                        9,070                                696,757
Microsoft Corp.                                              34,670                               807,811
Oracle Corp.                                                 35,950                         a     520,916
Qualcomm, Inc.                                               6,390                                256,047
Texas Instruments, Inc.                                      8,870                                268,672
                                                                                                  6,278,953
Materials--2.8%
Dow Chemical Co.                                             9,360                                365,321
El Du Pont de Nemours & Co.                                  5,980                                248,768
Phelps Dodge Corp.                                           2,670                                219,367
PPG Industries, Inc.                                         3,070                                202,620
Smurfit-Stone Container Corp.                                9,570                          a     104,696
Steel Dynamics, Inc.                                         3,600                                236,664
                                                                                                  1,377,436
Telecommunication Services--1.2%
At&t, Inc.                                                   21,410                               597,125
Utilities--2.9%
Constellation Energy Group, Inc.                             9,880                                538,658
P G & E Corp.                                                13,580                               533,422
Sempra Energy                                                7,310                                332,457
                                                                                                  1,404,537
Total Equities
      (cost $41,264,490)                                                                          44,500,134

Affiliated Investments--6.3%             Rate                 Shares                               Value ($)
------------------------------------------------------------------------------------------------------------------------
Dreyfus Institutional Preferred              5.17%           3,081,056                      b,c   3,081,056
      Plus Money Market Fund
      (cost $3,081,056)
Total Investments (cost $44,345,546)                         97.1%                                47,581,190
Cash and Receivables (Net)                                   2.9%                                 1,405,773
Net Assets                                                   100.0%                               48,986,963

Notes to Schedule of Investments:
ADR - American Depository Receipts
a  Non-income producing security
b Stated rate is the seven day yield for the fund at June 30, 2006. c Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

          Aggregate cost                                                 44,345,546
                                                           =========================
          Gross Unrealized appreciation                                   4,342,316
          Gross Unrealized depreciation                                  (1,106,672)
                                                           -------------------------
          Net unrealized appreciation/(depreciation)                      3,235,644
                                                           =========================

At June 30, 2006 the Portfolio held the following futures contracts:

                                                                                     Underlying
                                                                                    Face Amount
          Contract                              Position       Expiration Date        at Value        Unrealized Gain
          --------------------------------------------------------------------------------------------------------------
          S & P 500 Index (7 Contracts)           Long            9/14/2006             $ 2,203,350               35,569
                                                                                                    ====================

Mellon Institutional Funds Master Portfolio
The Boston Company Small Cap Growth Portfolio
Statement of Investments - June 30, 2006 (Unaudited)


Equities--96.9%                                        Shares                         Value ($)
--------------------------------------------------------------------------------------------------
Consumer Discretionary--9.4%
Bright Horizons Family Solutions, Inc.                 10,940                  a      412,329
California Pizza Kitchen, Inc.                         11,360                  a      312,173
Casual Male Retail Group, Inc.                         14,700                  a      147,735
Hibbett Sporting Goods, Inc.                           3,300                   a      78,870
iRobot Corp.                                           7,300                   a,b    181,624
Lin TV Corp.                                           22,570                  a      170,404
Lions Gate Entertainment Corp.                         43,400                  a,b    371,070
Penn National Gaming, Inc.                             9,690                   a      375,778
Red Robin Gourmet Burgers, Inc.                        6,291                   a      267,745
Ruth's Chris Steak House, Inc.                         19,000                  a      387,980
Steiner Leisure Ltd. - ADR                             9,970                   a      394,114
Too, Inc.                                              4,360                   a      167,380
Tractor Supply Co.                                     5,050                   a      279,114
                                                                                      3,546,316
Consumer Staples--5.2%
Hain Celestial Group, Inc.                             15,320                  a      394,643
Herbalife Ltd.                                         5,470                   a      218,253
Inter Parfums, Inc.                                    16,300                         280,686
Peet's Coffee & Tea, Inc.                              9,910                   a      299,183
Rite Aid Corp.                                         68,500                  a,b    290,440
The Boston Beer Co., Inc.                              7,630                   a      223,483
USANA Health Sciences, Inc.                            6,500                   a,b    246,350
                                                                                      1,953,038
Energy--8.2%
Arena Resources, Inc.                                  8,960                   a      307,238
Complete Production Services, Inc.                     16,210                  a      383,204
Dril-Quip, Inc.                                        3,930                   a      323,989
Frontier Oil Corp.                                     7,020                          227,448
Global Industries, Ltd.                                15,120                  a      252,504
Gulf Island Fabrication, Inc.                          8,870                          177,755
Hydril Co.                                             4,062                   a      318,948
Oil States International, Inc.                         14,870                  a      509,744
Penn Virginia Corp.                                    3,960                          276,725
W-H Energy Services, Inc.                              6,080                   a      309,046
                                                                                      3,086,601
Financial--7.0%
Arch Capital Group Ltd. ADR                            3,500                   a      208,110
CapitalSource, Inc.                                    12,350                         289,731
Crescent Real Estate Equities Co. REIT                 10,050                  b      186,528
Cullen/Frost Bankers, Inc.                             2,200                          126,060
First Cash Financial Services, Inc.                    9,260                   a      182,885
First Midwest Bancorp, Inc.                            8,310                          308,135
Home Bancshares, Inc.                                  1,180                   a      26,786
Mercantile Bank Corp.                                  3,009                   b      119,909
Nara Bancorp, Inc.                                     6,470                          121,313
Portfolio Recovery Associates, Inc.                    8,720                   a      398,504
The Colonial BancGroup, Inc.                           11,300                         290,184
The First Marblehead Corp.                             6,410                   b      364,985
                                                                                      2,623,130
Health Care--19.6%
Applera Corp.-Celera Genomics Group                    19,210                  a      248,770
Array BioPharma, Inc.                                  14,550                  a      125,130
ArthroCare Corp.                                       4,400                   a      184,844
Community Health Systems, Inc.                         7,400                   a      271,950
Covance, Inc.                                          8,570                   a      524,655
Cytyc Corp.                                            11,400                  a      289,104
Emdeon Corp.                                           26,090                  a      323,777
Enzon Pharmaceuticals, Inc.                            19,190                  a      144,693
Fisher Scientific International                        6,200                          452,910
Foxhollow Technologies, Inc.                           8,400                   a      229,488
Haemonetics Corp.                                      5,740                   a      266,967
Integra LifeSciences Holdings                          7,280                   a      282,537
InterMune, Inc.                                        13,900                  a,b    228,655
Medarex, Inc.                                          14,610                  a      140,402
Merit Medical Systems, Inc.                            18,450                  a      253,872

MGI Pharma, Inc.                                       8,500                   a      182,750
Natus Medical, Inc.                                    19,470                  a      192,558
Nektar Therapeutics                                    18,900                  a,b    346,626
PDL BioPharma, Inc.                                    6,990                   a      128,686
Pediatrix Medical Group, Inc.                          6,120                   a      277,236
PerkinElmer, Inc.                                      20,380                         425,942
Respironics, Inc.                                      11,570                  a      395,925
Rigel Pharmaceuticals, Inc.                            15,020                  a      146,145
Triad Hospitals                                        4,550                   a      180,089
VCA Antech, Inc.                                       6,500                   a      207,545
Vertex Pharmaceuticals, Inc.                           4,350                   a,b    159,689
Viasys Healthcare, Inc.                                9,880                   a      252,928
Wellcare Group Inc.                                    7,010                   a      343,841
ZymoGenetics, Inc.                                     8,100                   a      153,657
                                                                                      7,361,371
Industrials--21.5%
Alaska Air Group, Inc.                                 11,400                  a      449,388
Bucyrus International, Inc., Class A                   4,190                          211,595
CIRCOR International, Inc.                             6,730                          205,198
Copart, Inc.                                           7,670                   a      188,375
Corrections Corp. of America                           6,390                   a      338,287
Evergreen Solar, Inc.                                  8,740                   a      113,445
FTI Consulting, Inc.                                   12,930                  a      346,136
GATX Corp.                                             6,980                          296,650
Global Cash Access, Inc.                               16,890                  a      263,991
Hub Group, Inc., Class A Shares                        20,770                  a      509,488
Huron Consulting Group, Inc.                           6,710                   a      235,454
Interline Brands, Inc.                                 18,010                  a      421,074
Landstar System                                        9,200                          434,516
MSC Industrial Direct Co., Inc.                        6,340                          301,594
Mueller Water Products, Inc., Class A Shares           11,680                  a      203,349
Old Dominion Freight Line                              6,770                   a      254,484
Pacer International, Inc.                              13,160                         428,753
Quanta Services, Inc.                                  23,560                  a,b    408,295
Robbins & Myers, Inc.                                  12,420                         324,659
School Specialty, Inc.                                 5,800                   a      184,730
Stericycle, Inc.                                       3,100                   a      201,810
Team, Inc.                                             5,000                   a      125,250
UAP Holding Corp.                                      13,100                         285,711
Universal Truckload Services, Inc.                     3,350                   a      114,336
Wabtec Corp.                                           9,400                          351,560
Washington Group International, Inc.                   8,360                   a      445,922
West Corp.                                             8,940                   a      428,315
                                                                                      8,072,365
Information Technology--22.8%
24/7 Real Media, Inc.                                  46,680                  a,b    409,850
AMIS Holdings, Inc.                                    39,780                  a      397,800
Ariba, Inc.                                            20,844                  a      171,546
Arris Group, Inc.                                      19,420                  a      254,790
BEA Systems, Inc.                                      23,460                  a      307,091
Brocade Communications Systems, Inc.                   31,600                  a      194,024
Business Objects SA - ADR                              6,600                   a      179,520
Cirrus Logic, Inc.                                     19,400                  a      157,916
Cymer, Inc.                                            6,390                   a      296,879
Exar Corp.                                             31,070                  a      412,299
Filenet Corp.                                          18,950                  a      510,324
Forrester Research, Inc.                               7,800                   a      218,244
Hypercom Corp.                                         19,590                  a      183,167
Informatica Corp.                                      21,520                  a      283,203
Jack Henry & Associates, Inc.                          9,900                          194,634
ManTech International Corp., Class A                   9,380                   a      289,467
Marchex, Inc.                                          14,110                  a,b    231,827
Micrel, Inc.                                           17,700                  a      177,177
Mindspeed Technologies, Inc.                           59,300                  a,b    142,913
NIC, Inc.                                              42,570                  a      307,781
O2Micro International Ltd. - ADR                       14,710                  a      113,120
Online Resources Corp.                                 37,820                  a      391,059
Palm, Inc.                                             27,280                  a,b    439,208
Polycom, Inc.                                          13,600                  a      298,112
Progress Software Corp.                                4,610                   a      107,920
Radyne Corp.                                           22,440                  a      255,367
Rudolph Technologies, Inc.                             17,610                  a      255,345
Sify Ltd. ADR                                          17,930                  a,b    178,941

Tektronix, Inc.                                        8,930                          262,721
Unica Corp.                                            6,200                   a      61,380
ValueClick, Inc.                                       12,090                  a      185,582
Verisign, Inc.                                         11,700                  a,b    271,089
Wright Express Corp.                                   14,390                  a      413,569
                                                                                      8,553,865
Materials--2.2%
Iamgold corp.                                          15,020                         133,678
Kinross Gold Corp.                                     34,900                  a      380,061
Pan American Silver Corp.                              9,630                   a      173,244
Stillwater Mining Co.                                  11,110                  a      140,875
                                                                                      827,858
Utilities--1.0%
ITC Holdings Corp.                                     14,810                         393,646
Total Equities
       (cost $33,924,420)                                                          36,418,190

                                                           Principal
Short-Term Investments--0.1%          Rate       Maturity  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------
U.S. Government
U.S. Treasury Bill
       (cost $29,703)                    4.75     9/14/2006  30,000            c,d    29,712

Investment of Cash Collateral--9.5%                          Shares                   Value ($)
BlackRock Cash Strategies L.L.C.
       (cost $3,555,892)                 5.14                3,555,892         e      3,555,892

Cash Collaterals--3.9%
Registered Investment Company;
Dreyfus Institutional Preferred          5.32
       Plus Money Market Fund
       (cost $1,465,141)                                     1,465,141         e,f    1,465,141
Total Investments (cost $38,975,156)                            110.4%                41,468,935
Liabilities, Less Cash and Receivables                          (10.4%)               (3,893,857)
Net Assets                                                      100.0%                37,575,078

Notes to Schedule of Investments:
ADR - American Depository Receipts
a Non-income producing security
b Security, or a portion of thereof, was on loan at June 30, 2006.
c Denotes all or part of security segregated as collateral for futures transactions.
d Rate noted is yield to maturity.
e Stated rate is the seven day yield for the fund at June 30, 2006.
f Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

          Aggregate cost                                      38,975,156
                                                        =================
          Gross Unrealized appreciation                        3,720,241
          Gross Unrealized depreciation                       (1,226,462)
                                                        -----------------
          Net unrealized appreciation/(depreciation)           2,493,779
                                                        =================

At June 30, 2006 the Portfolio held the following futures contract:

          Contract                            Position  Expiration Date  Underlying Face Amount at Value      Unrealized Gain
          ----------------------------------------------------------------------------------------------------------------------
          Russell 2000 Index (1 Contract)       Long       9/15/2006                      $ 365,750                    $ 13,871
                                                                                                             -------------------
                                                                                                                       $ 13,871
                                                                                                             ===================

Mellon Institutional Funds Master Portfolio
The Boston Company Small Cap Value Portfolio
Schedule of Investments - June 30, 2006 (Unaudited)

Equities--95.3%                                     Shares                                        Value ($)
---------------------------------------------------------------------------------------------------------------
Consumer Discretionary--11.2%
Big 5 Sporting Goods Corp.                          209,594                               a       4,087,083
Charming Shoppes, Inc.                              294,500                               b       3,310,180
Courier Corp.                                       66,430                                        2,658,529
Cox Radio, Inc., Class A Shares                     241,200                               a,b     3,478,104
Entercom Communications Corp.                       110,000                                       2,877,600
Gentex Corporation                                  210,200                               a       2,942,800
Hot Topic, Inc.                                     203,800                               b       2,345,738
Jos A Bank Clothiers, Inc.                          84,100                                a       2,015,036
Kenneth Cole Productions, Class A Shares            89,300                                a       1,994,069
Keystone Automotive Industries, Inc.                71,600                                a       3,022,952
Lin TV Corp.                                        328,310                               b       2,478,741
Matthews International Corp., Class A               65,200                                a       2,247,444
OfficeMax, Inc.                                     79,200                                a       3,227,400
Red Lion Hotels Corp.                               75,700                                b       828,915
Regis Corp.                                         137,800                                       4,907,058
Ruby Tuesday                                        134,000                               a       3,270,940
Tenneco, Inc.                                       108,900                               a,b     2,831,400
Tuesday Morning Corp.                               117,600                               a       1,546,440
Tupperware Brands Corp.                             167,800                                       3,303,982
Zale Corp.                                          112,600                               b       2,712,534
                                                                                                  56,086,945
Consumer Staples--5.9%
BJ'S Wholesale Club, Inc.                           128,000                               a,b     3,628,800
Casey's General Stores, Inc.                        111,200                               a       2,781,112
J & J Snack Food Corp.                              52,200                                a       1,726,254
Lance, Inc.                                         93,000                                a       2,140,860
Longs Drug Stores Corp.                             87,900                                        4,009,998
Ralcorp Holdings, Inc.                              193,700                                       8,238,061
Sanderson Farms, Inc.                               140,300                               a       3,926,997
The Boston Beer Co., Inc.                           99,900                                        2,926,071
                                                                                                  29,378,153
Energy--6.5%
CARBO Ceramics, Inc.                                55,600                                        2,731,628
Dril-Quip, Inc.                                     31,800                                b       2,621,592
Foundation Coal Holdings, Inc.                      56,600                                        2,656,238
Global Industries, Ltd.                             217,400                               a,b     3,630,580
Oil States International, Inc.                      150,200                               a,b     5,148,856
Tetra Technologies                                  132,500                               a,b     4,013,425
Universal Compression Holdings, Inc.                122,300                               b       7,701,231
Veritas DGC, Inc.                                   81,900                                b       4,224,402
                                                                                                  32,727,952
Financial--20.2%
Alabama National Bancorp/Del                        28,500                                a       1,942,275
American Financial Realty Trust REIT                230,400                               a       2,230,272
Annaly Mortgage Management, Inc.                    381,300                                       4,884,453
Aspen Insurance Holdings Ltd.                       165,900                                       3,863,811
Assured Guaranty Ltd                                165,100                                       4,188,587
BankAtlantic Bancorp, Inc.                          478,200                                       7,096,488
Capital Trust, Inc., Class A REIT                   124,100                               a       4,420,442
Citizens Banking Corp.                              118,500                               a       2,892,585
Education Realty Trust, Inc. REIT                   210,800                               a       3,509,820
Financial Federal Corp.                             167,450                                       4,656,785
First Potomac Realty Trust REIT                     98,500                                a       2,934,315
First Republic Bank                                 85,700                                        3,925,060
Flushing Financial Corp.                            109,700                                       1,970,212
Horace Mann Educators Corp.                         133,000                                       2,254,350
Innkeepers USA Trust REIT                           205,600                               a       3,552,768
Jones Lang Lasalle                                  61,200                                a       5,358,060
KMG America Corp.                                   146,600                               a       1,300,342
Lasalle Hotel Properties                            79,900                                        3,699,370
Lexington Corporate Properties Trust REIT           201,900                               a       4,361,040
Mission West Properties REIT                        175,600                                       1,945,648
Piper Jaffray Companies, Inc.                       72,900                                b       4,462,209
Provident Bankshares Corp.                          65,900                                        2,398,101
Redwood Trust, Inc. REIT                            85,000                                a       4,150,550
Scottish Re Group Ltd.ADR                           225,200                               a       3,756,336
South Financial Group, Inc.                         93,700                                        2,474,617
Sterling Bancshares, Inc.                           157,500                               a       2,953,125
Sterling Financial Corp.                            79,200                                a       2,416,392
Strategic Hotels and Resorts, Inc.                  128,700                                       2,669,238
Triad Guaranty, Inc.                                104,400                               b       5,103,072

                                                                                                101,370,323
Health Care--6.8%
Amedisys, Inc.                                     97,800                                a,b     3,706,620
Chattem, Inc.                                      15,700                                b       476,809
Encore Medical Corp.                               140,400                               a,b     675,324
Magellan Health Services, Inc.                     103,000                               a,b     4,666,930
Medical Action Industries, Inc.                    48,800                                b       1,077,992
Omnicell, Inc.                                     231,600                               a,b     3,200,712
Option Care, Inc.                                  528,000                               a       6,325,440
Pediatrix Medical Group, Inc.                      86,500                                a,b     3,918,450
Phase Forward, Inc.                                329,900                               b       3,800,448
RehabCare Group, Inc.                              99,100                                a,b     1,722,358
Res-Care, Inc.                                     225,500                               a,b     4,510,000
                                                                                                 34,081,083
Industrials--21.6%
Adesa, Inc.                                        160,000                                       3,558,400
AGCO Corp.                                         254,400                               a,b     6,695,808
Bowne & Co., Inc.                                  236,300                               a       3,379,090
Casella Waste Systems, Inc.                        105,000                               b       1,374,450
Central Parking Corp.                              205,300                               a       3,284,800
CIRCOR International, Inc.                         126,000                               a       3,841,740
Clean Harbors, Inc.                                107,600                               a,b     4,337,356
Comfort Systems USA, Inc.                          174,400                                       2,492,176
Consolidated Graphics, Inc.                        41,400                                a,b     2,155,284
Corrections Corp. of America                       63,700                                a,b     3,372,278
Electro Rent Corporation                           116,500                               a       1,866,330
Enersys                                            102,300                               a,b     2,138,070
Esterline Technologies Corp.                       154,000                               b       6,404,860
Granite Construction, Inc.                         140,400                                       6,355,908
GSI Group, Inc.                                    280,700                               b       2,411,213
II-VI, Inc.                                        198,600                               a,b     3,634,380
Infrasource Services, Inc.                         113,100                               a,b     2,059,551
Labor Ready                                        150,800                               b       3,415,620
Laidlaw International, Inc.                        189,800                                       4,782,960
LECG Corp.                                         250,400                               a,b     4,624,888
McGrath Rentcorp.                                  97,000                                a       2,697,570
Mueller Water Products, Inc., Class A Shares       53,920                                b       938,747
Pike Electric Corp.                                148,900                               b       2,867,814
School Specialty, Inc.                             102,000                               b       3,248,700
Shaw Group Inc.                                    236,200                               b       6,566,360
The Brink's Co.                                    78,500                                        4,428,185
Toro Co.                                           68,000                                        3,175,600
United Rentals. Inc.                               167,500                               a,b     5,356,650
Wabtec Corp.                                       91,900                                a       3,437,060
Waste Connections, Inc.                            92,200                                a,b     3,356,080
                                                                                                 108,257,928
Information Technology--16.1%
Actel Corp.                                        155,400                               a,b     2,229,990
Avid Technology, Inc.                              83,900                                a,b     2,796,387
Cabot Microelectronics                             51,800                                b       1,570,058
Carrier Access Corp.                               182,200                               b       1,506,794
Cirrus Logic, Inc.                                 225,900                               b       1,838,826
Comtech Telecommunications Corp.                   115,500                               a,b     3,380,685
CSG Systems International , Inc.                   164,200                               a,b     4,062,308
CyberOptics Corp.                                  61,900                                b       800,986
Electronics for Imaging, Inc.                      166,300                               a,b     3,472,344
Emulex Corp.                                       234,100                               b       3,808,807
Entrust, Inc.                                      570,100                               a,b     1,944,041
Epicor Software Corp.                              193,200                               b       2,034,396
EPIQ Systems, Inc.                                 141,100                               a,b     2,347,904
FEI Co.                                            188,200                               b       4,268,376
Filenet Corp.                                      127,400                               b       3,430,882
Foundry Networks, Inc.                             304,200                               b       3,242,772
Net Gear, Inc.                                     163,100                               a,b     3,531,115
NIC, Inc.                                          418,600                               b       3,026,478
Perot Systems Corp., Class A                       325,100                               b       4,707,448
PLATO Learning, Inc.                               99,800                                b       620,756
Progress Software Corp.                            114,300                               b       2,675,763
RSA Security, Inc.                                 284,200                               a,b     7,727,398
SafeNet, Inc.                                      175,800                               a,b     3,115,176
SI International, Inc.                             79,100                                b       2,425,206
Sybase, Inc.                                       135,800                               b       2,634,520
Symmetricom, Inc.                                  267,500                               b       1,891,225
Tekelec                                            184,500                               b       2,278,575
WebEx Communications, Inc.                         91,700                                b       3,259,018
                                                                                                 80,628,234
Materials--5.2%
AMCOL International Corp.                          69,600                                        1,833,960
Compass Minerals International, Inc.               95,500                                a       2,382,725
FMC Corp.                                          64,000                                        4,120,960

Glatfelter                                         181,900                               a       2,886,753
Metal Management, Inc.                             90,100                                        2,758,862
Neenah Paper, Inc.                                 95,300                                        2,901,885
RTI International Metals, Inc.                     87,600                                a,b     4,891,584
Schweitzer-Mauduit International, Inc.             98,300                                a       2,128,195
Wausau Paper Corp.                                 175,600                                       2,186,220
                                                                                                 26,091,144
Utilities--1.8%
El Paso Electric Co.                               216,500                               a,b     4,364,640
PNM Resources, Inc.                                191,100                                       4,769,854
                                                                                                 9,134,494
Total Equities
      (cost $441,881,140)                                                                        477,756,256

Short Term Investments - 0.1%
U.S. Government                           Rate     Maturity              Principal Amount
                                          ----     --------              ----------------
U.S. Treasury Bill (Cost $727,710)        4.75     9/14/2006                     735,000 e,f     727,937

Investment of Cash Collateral - 10.7%                                      Shares
-----------------------------                                              ------
BlackRock Cash Strategies L.L.C.          5.14                                53,432,682 c
      (cost $53,432,682)                                                                         53,432,682

Affiliated Investments - 5.3%
Dreyfus Institutional Preferred Plus Money
Market Fund (Cost $26,323,003)             5.32                               26,323,003 c, d    26,323,003


Total Investments (cost $522,364,535)             111.4%                                        558,239,878
Liabilities, Less Cash and Receivables            (11.4%)                                       (57,260,218)
Net Assets                                        100.0%                                        500,979,660

Notes to Schedule of Investments:
ADR - American Depository Receipts
a   Security, or a portion of thereof, was on loan at June 30, 2006.
b   Non-income producing security
c   Stated rate is the seven day yield for the fund at June 30, 2006.
d   Affilated institutional money market fund.
e   Denotes all or part of secruity pledged as collateral.
f   Rate noted is yield to maturity.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

          Aggregate cost                                                                  522,364,535
                                                                          ============================
          Gross Unrealized appreciation                                                    50,353,256
          Gross Unrealized depreciation                                                   (14,477,913)
                                                                          ----------------------------
          Net unrealized appreciation/(depreciation)                                       35,875,343
                                                                          ============================

At June 30, 2006 the Fund held the following futures contracts:

          -----------------------------------------------------------------------------------------------------------------------
                                                                                                Underlying
                                                                                                Face Amount     Unrealized
          Contract                                  Position              Expiration Date         at Value         Gain
          -----------------------------------------------------------------------------------------------------------------------
          Russell 2000 Index (51 Contracts)           Long                   9/15/2006             $ 17,967,750        $ 685,271
                                                                                                                =================

Item 2 -- Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     MELLON INSTITUTIONAL FUNDS
                                     MASTER PORTFOLIO

                                     By:   /s/ STEVEN M. ANDERSON
                                           -------------------------------------
                                           Steven M. Anderson
                                           Treasurer

                                     Date: August 21, 2006


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     By:    /s/ STEVEN M. ANDERSON
                                            ------------------------------------
                                            Steven M. Anderson
                                            Treasurer

                                     Date:  August 21, 2006


                                     By:    /s/ PATRICK J. SHEPPARD
                                            ------------------------------------
                                            Patrick J. Sheppard
                                            President

                                     Date:  August 21, 2006